Lease Liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance lease and operating lease by lessee [Line Items]
Additions related to fixed asset sale and leaseback transactions	€ 21	€ 125
Capital gains arising from sale and leaseback transactions	105	381	€ 263
Additions	2,382	2,487
Lease liabilities not yet commenced	1,117	1,569
Transfers and others	€ (88)	223
Oi Group
Disclosure of finance lease and operating lease by lessee [Line Items]
Additions		117
Incremental Group
Disclosure of finance lease and operating lease by lessee [Line Items]
Additions		2
BE-terna
Disclosure of finance lease and operating lease by lessee [Line Items]
Additions		5
Telefónica El Salvador
Disclosure of finance lease and operating lease by lessee [Line Items]
Transfers and others		€ 264